Income Taxes - Components of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Discounted unpaid losses and loss adjustment expenses	$ 1,217,000	$ 1,555,000
Unearned premiums	2,324,000	2,561,000
Net operating loss carryforwards	12,152,000	12,544,000
Net unrealized losses on investments	3,687,000	418,000
State net operating loss carryforwards	5,097,000	822,000
Other	403,000	102,000
Gross deferred tax assets	24,880,000	18,002,000
Less valuation allowance	(21,663,000)	(14,594,000)
Total deferred tax assets, net of allowance	3,217,000	3,408,000
Deferred tax liabilities:
Investment basis difference	23,000	15,000
Tax rate change transition discounting	137,000	183,000
Equity investment in Affiliate	691,000	470,000
Net unrealized gains on investments	0	0
Deferred policy acquisition costs	2,161,000	2,576,000
Intangible assets	115,000	115,000
Property and equipment	41,000	47,000
Other	49,000	2,000
Total deferred tax liabilities	3,217,000	3,408,000
Net deferred tax liability	$ 0	$ 0